Basis of Preparation - Additional Information (Detail) - $ / $	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 24, 2020	Jan. 01, 2019
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	18.8600
Description of significant influence	If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated.
Weighted average incremental borrowing rate					9.84%
Changes in foreign exchange rates [member]
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars				24.8225
Increase decrease in foreign currency exchange rate				32.00%
CCFPI [member]
Disclosure of detailed information about investment property [line items]
Percentage of ownership interest in joint venture			51.00%
Percentage of ownership interest in joint venture to be acquired			49.00%
Sale of ownership percentage		51.00%